UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-22780

 NAME OF REGISTRANT:                     Cohen & Steers MLP Income
                                         & Energy Opportunity Fund,
                                         Inc.



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 280 Park Avenue
                                         10th Floor
                                         New York, NY 10017

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Dana A. DeVivo
                                         280 Park Avenue
                                         10th Floor
                                         New York, NY 10017

 REGISTRANT'S TELEPHONE NUMBER:          212-832-3232

 DATE OF FISCAL YEAR END:                11/30

 DATE OF REPORTING PERIOD:               07/01/2019 - 06/30/2020


Cohen & Steers MLP Income and Energy Opportunity Fund, Inc.
--------------------------------------------------------------------------------------------------------------------------
 ANDEAVOR LOGISTICS LP                                                                       Agenda Number:  935059926
--------------------------------------------------------------------------------------------------------------------------
        Security:  03350F106
    Meeting Type:  Consent
    Meeting Date:  29-Jul-2019
          Ticker:  ANDX
            ISIN:  US03350F1066
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approval of the merger of MPLX MAX LLC, a                 Mgmt          For                            For
       Delaware limited liability company and a
       wholly owned subsidiary of MPLX, with and
       into ANDX, with ANDX continuing as the
       surviving entity (the "Merger"), and
       adoption and approval of the Agreement and
       Plan of Merger, dated as of May 7, 2019, as
       such agreement may be amended from time to
       time, by and among ANDX, Tesoro Logistics
       GP, LLC, MPLX, MPLX GP LLC, and MPLX MAX
       LLC, and the transactions contemplated
       thereby.

2.     Approval, on an advisory (non-binding)                    Mgmt          For                            For
       basis, of the compensation that may be paid
       or become payable to ANDX's named executive
       officers in connection with the Merger.




--------------------------------------------------------------------------------------------------------------------------
 ANTERO MIDSTREAM CORPORATION                                                                Agenda Number:  935202301
--------------------------------------------------------------------------------------------------------------------------
        Security:  03676B102
    Meeting Type:  Annual
    Meeting Date:  17-Jun-2020
          Ticker:  AM
            ISIN:  US03676B1026
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       W. Howard Keenan, Jr.                                     Mgmt          For                            For
       Peter A. Dea                                              Mgmt          For                            For
       Janine J. McArdle                                         Mgmt          For                            For

2.     To ratify the appointment of KPMG LLP as                  Mgmt          For                            For
       Antero Midstream Corporation's independent
       registered public accounting firm for the
       year ending December 31, 2020.

3.     To approve, on an advisory basis, the                     Mgmt          For                            For
       compensation of Antero Midstream
       Corporation's named executive officers.

4.     To approve, on an advisory basis, the                     Mgmt          1 Year                         For
       frequency of future advisory votes on the
       compensation of Antero Midstream
       Corporation's named executive officers.




--------------------------------------------------------------------------------------------------------------------------
 ARCHROCK, INC.                                                                              Agenda Number:  935140739
--------------------------------------------------------------------------------------------------------------------------
        Security:  03957W106
    Meeting Type:  Annual
    Meeting Date:  30-Apr-2020
          Ticker:  AROC
            ISIN:  US03957W1062
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Anne-Marie N. Ainsworth                                   Mgmt          For                            For
       Wendell R. Brooks                                         Mgmt          For                            For
       D. Bradley Childers                                       Mgmt          For                            For
       Gordon T. Hall                                            Mgmt          For                            For
       Frances Powell Hawes                                      Mgmt          For                            For
       Jeffery D. Hildebrand                                     Mgmt          For                            For
       J.W.G. Honeybourne                                        Mgmt          For                            For
       James H. Lytal                                            Mgmt          For                            For
       Edmund P. Segner, III                                     Mgmt          For                            For

2.     Ratification of the appointment of Deloitte               Mgmt          For                            For
       & Touche LLP as Archrock, Inc.'s
       independent registered public accounting
       firm for fiscal year 2020.

3.     Approval of the adoption of the Archrock,                 Mgmt          For                            For
       Inc. 2020 Stock Incentive Plan.

4.     Advisory, non-binding vote to approve the                 Mgmt          For                            For
       compensation provided to our Named
       Executive Officers for 2019.




--------------------------------------------------------------------------------------------------------------------------
 BUCKEYE PARTNERS, L.P.                                                                      Agenda Number:  935058227
--------------------------------------------------------------------------------------------------------------------------
        Security:  118230101
    Meeting Type:  Special
    Meeting Date:  31-Jul-2019
          Ticker:  BPL
            ISIN:  US1182301010
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     The approval of (i) the Agreement and Plan                Mgmt          For                            For
       of Merger, dated as of May 10, 2019, by and
       among Buckeye Partners, L.P., a DE limited
       partnership, Hercules Intermediate Holdings
       LLC, a DE limited liability company
       ("Parent"), Hercules Merger Sub LLC, a DE
       limited liability company and a wholly
       owned subsidiary of Parent, Buckeye Pipe
       Line Services Company, a PA corporation,
       and Buckeye GP LLC, a DE limited liability
       company and the general partner of Buckeye
       Partners, L.P. and (ii) the transactions
       contemplated by the Agreement and Plan of
       Merger.

2.     The approval, in a nonbinding advisory                    Mgmt          For                            For
       vote, of the compensation that may be paid
       or may become payable to Buckeye Partners,
       L.P.'s named executive officers in
       connection with, or following, the
       consummation of the merger contemplated by
       the Agreement and Plan of Merger.




--------------------------------------------------------------------------------------------------------------------------
 EQM MIDSTREAM PARTNERS, LP                                                                  Agenda Number:  935213405
--------------------------------------------------------------------------------------------------------------------------
        Security:  26885B100
    Meeting Type:  Special
    Meeting Date:  15-Jun-2020
          Ticker:  EQM
            ISIN:  US26885B1008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To approve the Agreement and Plan of                      Mgmt          For                            For
       Merger, dated as of February 26, 2020, by
       and among Equitrans Midstream Corporation
       (ETRN), EQM LP Corporation, LS Merger Sub,
       LLC (Merger Sub), EQM Midstream Partners,
       LP (EQM), and EQGP Services, LLC, pursuant
       to which Merger Sub will merge with and
       into EQM with EQM surviving as a wholly
       owned subsidiary of ETRN.




--------------------------------------------------------------------------------------------------------------------------
 EQUITRANS MIDSTREAM CORPORATION                                                             Agenda Number:  935178168
--------------------------------------------------------------------------------------------------------------------------
        Security:  294600101
    Meeting Type:  Annual
    Meeting Date:  20-May-2020
          Ticker:  ETRN
            ISIN:  US2946001011
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Vicky A. Bailey                                           Mgmt          For                            For
       Sarah M. Barpoulis                                        Mgmt          For                            For
       Kenneth M. Burke                                          Mgmt          For                            For
       Patricia K. Collawn                                       Mgmt          For                            For
       Margaret K. Dorman                                        Mgmt          For                            For
       Thomas F. Karam                                           Mgmt          For                            For
       D. Mark Leland                                            Mgmt          For                            For
       Norman J. Szydlowski                                      Mgmt          For                            For
       Robert F. Vagt                                            Mgmt          For                            For

2.     Approval, on an advisory basis, of the                    Mgmt          For                            For
       compensation of the Company's named
       executive officers for 2019 (Say-on-Pay).

3.     Ratification of the appointment of Ernst &                Mgmt          For                            For
       Young LLP as the Company's independent
       registered public accounting firm for 2020.




--------------------------------------------------------------------------------------------------------------------------
 EQUITRANS MIDSTREAM CORPORATION                                                             Agenda Number:  935213417
--------------------------------------------------------------------------------------------------------------------------
        Security:  294600101
    Meeting Type:  Special
    Meeting Date:  15-Jun-2020
          Ticker:  ETRN
            ISIN:  US2946001011
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To approve (i) issuance of shares of common               Mgmt          For                            For
       stock, no par value (common stock), of
       Equitrans Midstream Corporation (Company)
       in connection with the merger (Merger)
       contemplated by the Agreement and Plan of
       Merger, by and among Company, EQM Midstream
       Partners, LP (EQM), and the other parties
       thereto (Merger Agreement) and (ii)
       issuance of shares of preferred stock, no
       par value, which will be convertible into
       shares of common stock, in connection with
       the Merger and the other transactions
       contemplated thereby (the stock issuance
       proposal).

2.     To approve the adjournment of the special                 Mgmt          For                            For
       meeting to a later date or dates, if
       necessary or appropriate, to solicit
       additional proxies in the event there are
       not sufficient votes at the time of the
       special meeting to approve the stock
       issuance proposal.




--------------------------------------------------------------------------------------------------------------------------
 KEYERA CORP.                                                                                Agenda Number:  935164614
--------------------------------------------------------------------------------------------------------------------------
        Security:  493271100
    Meeting Type:  Annual
    Meeting Date:  12-May-2020
          Ticker:  KEYUF
            ISIN:  CA4932711001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      To appoint Deloitte LLP as auditors of                    Mgmt          For                            For
       Keyera for a term expiring at the close of
       the next annual meeting of Shareholders.

2      DIRECTOR
       James Bertram                                             Mgmt          For                            For
       Blair Goertzen                                            Mgmt          For                            For
       Douglas Haughey                                           Mgmt          For                            For
       Gianna Manes                                              Mgmt          For                            For
       Donald Nelson                                             Mgmt          For                            For
       Michael Norris                                            Mgmt          For                            For
       Thomas O'Connor                                           Mgmt          For                            For
       Charlene Ripley                                           Mgmt          For                            For
       David Smith                                               Mgmt          For                            For
       Janet Woodruff                                            Mgmt          For                            For

3      On the ordinary resolution, the full text                 Mgmt          For                            For
       of which is set forth in the Information
       Circular published by Keyera in connection
       with the Meeting (the "Circular"), to
       ratify, confirm and approve the renewal of
       the Shareholder Rights Plan, all as more
       particularly described in the Circular
       under the heading "Business of the Meeting"
       and in "Schedule 'A' Shareholder Rights
       Plan Summary".

4      On the advisory resolution, the full text                 Mgmt          For                            For
       of which is set forth in the Circular, with
       respect to Keyera's approach to executive
       compensation as more particularly described
       in the Circular under the headings
       "Business of the Meeting" and "Compensation
       Discussion and Analysis", which advisory
       resolution shall not diminish the roles and
       responsibilities of the Board of Directors.




--------------------------------------------------------------------------------------------------------------------------
 KINDER MORGAN, INC.                                                                         Agenda Number:  935159043
--------------------------------------------------------------------------------------------------------------------------
        Security:  49456B101
    Meeting Type:  Annual
    Meeting Date:  13-May-2020
          Ticker:  KMI
            ISIN:  US49456B1017
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    Election of Director: Richard D. Kinder                   Mgmt          For                            For

1B.    Election of Director: Steven J. Kean                      Mgmt          For                            For

1C.    Election of Director: Kimberly A. Dang                    Mgmt          For                            For

1D.    Election of Director: Ted A. Gardner                      Mgmt          For                            For

1E.    Election of Director: Anthony W. Hall, Jr.                Mgmt          For                            For

1F.    Election of Director: Gary L. Hultquist                   Mgmt          For                            For

1G.    Election of Director: Ronald L. Kuehn, Jr.                Mgmt          For                            For

1H.    Election of Director: Deborah A. Macdonald                Mgmt          For                            For

1I.    Election of Director: Michael C. Morgan                   Mgmt          For                            For

1J.    Election of Director: Arthur C.                           Mgmt          For                            For
       Reichstetter

1K.    Election of Director: Fayez Sarofim                       Mgmt          For                            For

1L.    Election of Director: C. Park Shaper                      Mgmt          For                            For

1M.    Election of Director: William  A. Smith                   Mgmt          For                            For

1N.    Election of Director: Joel V. Staff                       Mgmt          For                            For

1O.    Election of Director: Robert F. Vagt                      Mgmt          For                            For

1P.    Election of Director: Perry M. Waughtal                   Mgmt          For                            For

2.     Ratification of the selection of                          Mgmt          For                            For
       PricewaterhouseCoopers LLP as our
       independent registered public accounting
       firm for 2020

3.     Approval, on an advisory basis, of the                    Mgmt          For                            For
       compensation of our named executive
       officers, as disclosed in the Proxy
       Statement.




--------------------------------------------------------------------------------------------------------------------------
 MAGELLAN MIDSTREAM PARTNERS,L.P.                                                            Agenda Number:  935136413
--------------------------------------------------------------------------------------------------------------------------
        Security:  559080106
    Meeting Type:  Annual
    Meeting Date:  23-Apr-2020
          Ticker:  MMP
            ISIN:  US5590801065
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Chansoo Joung                                             Mgmt          For                            For
       Michael N. Mears                                          Mgmt          For                            For
       James R. Montague                                         Mgmt          For                            For

2.     Advisory Resolution to Approve Executive                  Mgmt          For                            For
       Compensation.

3.     Ratification of Appointment of Independent                Mgmt          For                            For
       Registered Public Accounting Firm for 2020.




--------------------------------------------------------------------------------------------------------------------------
 NUSTAR ENERGY L.P.                                                                          Agenda Number:  935141729
--------------------------------------------------------------------------------------------------------------------------
        Security:  67058H102
    Meeting Type:  Annual
    Meeting Date:  28-Apr-2020
          Ticker:  NS
            ISIN:  US67058H1023
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       William E. Greehey                                        Mgmt          For                            For
       Jelynne LeBlanc-Burley                                    Mgmt          For                            For
       Robert J. Munch                                           Mgmt          For                            For

2.     To ratify the appointment of KPMG LLP as                  Mgmt          For                            For
       NuStar Energy L.P.'s independent registered
       public accounting firm for 2020.




--------------------------------------------------------------------------------------------------------------------------
 PLAINS ALL AMERICAN PIPELINE, L.P.                                                          Agenda Number:  935190948
--------------------------------------------------------------------------------------------------------------------------
        Security:  726503105
    Meeting Type:  Annual
    Meeting Date:  20-May-2020
          Ticker:  PAA
            ISIN:  US7265031051
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Alexandra Pruner                                          Mgmt          For                            For
       Lawrence Ziemba                                           Mgmt          For                            For

2.     Ratification of the appointment of                        Mgmt          For                            For
       PricewaterhouseCoopers LLP as our
       independent registered public accounting
       firm for 2020.

3.     The approval, on a non-binding advisory                   Mgmt          For                            For
       basis, of our named executive officer
       compensation.




--------------------------------------------------------------------------------------------------------------------------
 SUNTRUST BANKS, INC.                                                                        Agenda Number:  935058330
--------------------------------------------------------------------------------------------------------------------------
        Security:  867914BP7
    Meeting Type:  Special
    Meeting Date:  30-Jul-2019
          Ticker:
            ISIN:  US867914BP72
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To approve the Amended Agreement and Plan                 Mgmt          For                            For
       of Merger, dated as of February 7, 2019, as
       amended as of June 14, 2019 (as further
       amended from time to time, the "Merger
       Agreement"), by and between BB&T
       Corporation, a North Carolina corporation,
       and SunTrust Banks, Inc., a Georgia
       corporation ("SunTrust") (the "SunTrust
       merger proposal").

2.     To approve, on an advisory (non-binding)                  Mgmt          For                            For
       basis, the executive officer compensation
       that will or may be paid to SunTrust's
       named executive officers in connection with
       the transactions contemplated by the Merger
       Agreement.

3.     To adjourn the SunTrust special meeting, if               Mgmt          For                            For
       necessary or appropriate, to solicit
       additional proxies if, immediately prior to
       such adjournment, there are not sufficient
       votes to approve the SunTrust merger
       proposal or to ensure that any supplement
       or amendment to the accompanying joint
       proxy statement/prospectus is timely
       provided to holders of SunTrust common
       stock and holders of SunTrust preferred
       stock.




--------------------------------------------------------------------------------------------------------------------------
 TARGA RESOURCES CORP.                                                                       Agenda Number:  935172320
--------------------------------------------------------------------------------------------------------------------------
        Security:  87612G101
    Meeting Type:  Annual
    Meeting Date:  19-May-2020
          Ticker:  TRGP
            ISIN:  US87612G1013
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Election of Director: Charles R. Crisp                    Mgmt          For                            For

1.2    Election of Director: Laura C. Fulton                     Mgmt          For                            For

1.3    Election of Director: James W. Whalen                     Mgmt          For                            For

2.     Ratification of the selection of                          Mgmt          For                            For
       PricewaterhouseCoopers LLP as the Company's
       independent auditors for 2020.

3.     Approval, on an advisory basis, of the                    Mgmt          Against                        Against
       compensation of the Company's named
       executive officers, as disclosed in the
       proxy statement pursuant to the
       compensation disclosure rules of the SEC.




--------------------------------------------------------------------------------------------------------------------------
 THE WILLIAMS COMPANIES, INC.                                                                Agenda Number:  935140094
--------------------------------------------------------------------------------------------------------------------------
        Security:  969457100
    Meeting Type:  Annual
    Meeting Date:  28-Apr-2020
          Ticker:  WMB
            ISIN:  US9694571004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    Election of Director: Alan S. Armstrong                   Mgmt          For                            For

1B.    Election of Director: Stephen W. Bergstrom                Mgmt          For                            For

1C.    Election of Director: Nancy K. Buese                      Mgmt          For                            For

1D.    Election of Director: Stephen I. Chazen                   Mgmt          For                            For

1E.    Election of Director: Charles I. Cogut                    Mgmt          For                            For

1F.    Election of Director: Michael A. Creel                    Mgmt          For                            For

1G.    Election of Director: Vicki L. Fuller                     Mgmt          For                            For

1H.    Election of Director: Peter A. Ragauss                    Mgmt          For                            For

1I.    Election of Director: Scott D. Sheffield                  Mgmt          For                            For

1J.    Election of Director: Murray D. Smith                     Mgmt          For                            For

1K.    Election of Director: William H. Spence                   Mgmt          For                            For

2.     Approval of the Amendment to The Williams                 Mgmt          For                            For
       Companies, Inc. 2007 Incentive Plan.

3.     Approval of the Amendment to The Williams                 Mgmt          For                            For
       Companies, Inc. 2007 Employee Stock
       Purchase Plan.

4.     Approval, by nonbinding advisory vote, of                 Mgmt          For                            For
       the Company's executive compensation.

5.     Ratification of Ernst & Young LLP as                      Mgmt          For                            For
       auditors for 2020.




--------------------------------------------------------------------------------------------------------------------------
 TIDEWATER MIDSTREAM AND INFRASTRUCTURE                                                      Agenda Number:  935231213
--------------------------------------------------------------------------------------------------------------------------
        Security:  886453109
    Meeting Type:  Annual and Special
    Meeting Date:  29-Jun-2020
          Ticker:  TWMIF
            ISIN:  CA8864531097
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      To fix the Number of Directors to be                      Mgmt          For                            For
       elected at Seven (7).

2      DIRECTOR
       Joel A Macleod                                            Mgmt          For                            For
       Doug Fraser                                               Mgmt          For                            For
       Stephen J. Holyoake                                       Mgmt          For                            For
       Margaret A. Raymond                                       Mgmt          For                            For
       Robert Colcleugh                                          Mgmt          For                            For
       Michael J. Salamon                                        Mgmt          For                            For
       Neil McCarron                                             Mgmt          For                            For

3      Appointment of Deloitte LLP as Auditor of                 Mgmt          For                            For
       the Corporation for the ensuing year and
       authorizing the Directors to fix their
       remuneration.

4      To consider, and if thought fit, approve,                 Mgmt          For                            For
       adopt and ratify, with or without
       modification, the ordinary resolution, as
       more particularly set forth in the
       Circular, relating to the approval of
       unallocated stock options under the
       Corporation's stock option plan.

5      To consider and, if thought advisable, pass               Mgmt          For                            For
       an advisory resolution, as more
       particularly set forth in the Circular,
       concerning the Corporation's approach to
       executive compensation.



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Cohen & Steers MLP Income & Energy Opportunity Fund, Inc.
By (Signature)       /s/ Dana A. DeVivo
Name                 Dana A. DeVivo
Title                Secretary and Chief Legal Officer
Date                 08/21/2020